FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

		March 31,	December 31,
Description	Level	2024	2023
Assets:
Marketable securities held in Trust Account	1	$—	$54,799,478

Liabilities:
Warrant liability – Private Warrants	3	$615,312	$307,656
Non-redemption agreement liability	3	$—	$1,441,653
Convertible notes derivative	3	$12,369,480	$—
Earnout liability	3	$11,183,000	$—

		December 31,	December 31,
Description	Level	2023	2022
Assets:
Marketable securities held in Trust Account	1	$54,799,478	$204,044,469

Liabilities:
Warrant liability – Private Warrants	3	$307,656	$184,594
Non-redemption agreement liability	3	1,441,653	$—

Schedule of Key Inputs into the models

	March 31,	December 31,
Input	2024	2023
Market price of public shares	$1.60	$6.20
Risk-free rate	4.14%	3.77%
Dividend yield	0.00%	0.00%
Volatility	51.1%	12.0%
Probability of a business combination	100%	100%
Exercise price	$11.50	$11.50
Effective expiration date	2/09/29	02/09/28

December 31,
Input	2023
Market price of public shares	$6.20
Probability of acquisition	100.0%
Equity volatility	12.0%
Discount for lack of marketability	8.0%
Discount for expected forfeiture	5.11%

		February 9,
	March 31,	2024
Input	2024	(initial measurement)
Market price of public shares	$1.60	$10.26
Revenue volatility	15.00%	15.00%
Discount factor for revenue	96.9%	99.5%

		February 9,
		2024
	March 31,	(initial
Input	2024	measurement)
Market price of public shares	$1.60	$10.26
Risk-free rate	5.49%	4.48%
Dividend yield	0.00%	0.00%
Volatility	10,274.0%	4,120.0%
Exercise price	$1.60	$10.26
Effective expiration date	5/9/2024	5/9/2024

		February 9,
		2024
	March 31,	(initial
Input	2024	measurement)
Market price of public shares	$1.60	$10.26
Risk-free rate	4.59%	4.48%
Dividend yield	0.00%	0.00%
Volatility	10,274%	41,200%
Exercise price	$1.60	$10.26
Effective expiration date	2/9/2026	2/9/2026

		February 9,
		2024
	March 31,	(initial
Input	2024	measurement)
Market price of public shares	$1.60	$10.26
Risk-free rate	4.31%	4.48%
Dividend yield	0.00%	0.00%
Volatility	166,681.0%	4,120.0%
Exercise price	$1.43	$10.26
Effective expiration date	2/9/2028	2/9/2028

	December 31,	December 31,
Input	2023	2022
Market price of public shares	$6.20	$10.05
Risk-free rate	3.77%	3.91%
Dividend yield	0.00%	0.00%
Volatility	12.0%	2.6%
Probability of a business combination	100.0%	4.5%
Exercise price	$11.50	$11.50
Effective expiration date	02/09/2029	02/09/2028

	December 31,	August 1, 2023
Input	2023	(Initial Measurement)
Market price of public shares	$6.20	$10.57
Probability of acquisition	100.0%	82.0%
Equity volatility	12.0%	19.9%
Discount for lack of marketability	8.00%	3.0%
Discount for expected forfeiture	5.11%	5.1%

Schedule of changes in the fair value of the PIPE derivative liability and the warrant liability

	Private	Non-Redemption
	Placement	Agreement
	Warrants	Liability
Fair value as of December 31, 2023	$307,656	$1,441,653
Change in valuation inputs or other assumptions	307,656	164,626
Transferred to equity	—	(1,606,279)
Fair value as of March 31, 2024	$615,312	$—

	Conversion	Earnout
	derivative	Liability
Fair value as of December 31, 2023	$—	$—
Initial measurement as of February 9, 2024	1,668,730	10,963,000
Change in valuation inputs or other assumptions	10,700,750	220,000
Fair value as of March 31, 2024	$12,369,480	$11,183,000

	Private	Non-Redemption	PIPE
	Placement	Agreement	Derivative
	Warrants	Liability	Liability
Fair value as of December 31, 2022	$184,594	$—	$—
Initial measurement as of August 1, 2023	—	1,881,440	—
Change in valuation inputs or other assumptions	123,062	(439,787)	—
Fair value as of December 31, 2023	$307,656	$1,441,653	$—

		PIPE
	Private	Derivative
	Placement Warrants	Liability
Fair value as of December 31, 2021	$7,137,930	4,566,000
Change in valuation inputs or other assumptions	(6,953,336)	(4,566,000)
Fair value as of December 31, 2022	$184,594	—